Average Annual Total Returns - Invesco SP Global Water Index ETF	ETF 1 Year	ETF 5 Years	ETF 10 Years	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions 10 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10 Years	S&P Global Water Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes) 1 Year	S&P Global Water Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes) 5 Years	S&P Global Water Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes) 10 Years	MSCI EAFE® Index (Net)(reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes) 1 Year	MSCI EAFE® Index (Net)(reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes) 5 Years	MSCI EAFE® Index (Net)(reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes) 10 Years
Total	15.78%	13.44%	10.40%	15.39%	12.87%	9.73%	9.61%	10.57%	8.24%	16.12%	13.74%	10.72%	7.82%	7.45%	5.51%